Other Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Other assets [Abstract]
Carrying value of contract assets	$ 5,493	$ 3,083
Deferred revenue [Abstract]
Deferred revenue	34,643
Deferred revenue to be recognized during next 12 months	25,785	24,422	$ 16,556
Deferred revenue to be recognized thereafter	8,858	9,056
Canadian Defined Contribution Pension Plan [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 1,626	1,592	1,610
Canadian Defined Contribution Pension Plan [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Maximum matching percentage of employee's gross pay	4.00%
US Defined Contribution Pension Plan (401K plan) [Member]
Defined contribution pension plans [Abstract]
Cash contributions	$ 464	$ 460	$ 591
Percentage of employer contribution to employee	3.00%
Percentage of participants current compensation	6.00%
US Defined Contribution Pension Plan (401K plan) [Member] | Top of Range [Member]
Defined contribution pension plans [Abstract]
Percentage of employees additional statutorily prescribed annual limit	1.00%
Percentage of first 6% of participant's current compensation	50.00%